July 29, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Tweedy, Browne Fund Inc. (the “Company”)

File Nos: 33-57724 and 811-07458

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Company does not differ from that contained in Post-Effective Amendment No. 37 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 29, 2013 as Accession No. 0001206774-13-306246.

Any comments on this filing should be directed to the undersigned at (617) 248-3617.

Very truly yours, /s/ Teresa M.R. Hamlin Teresa M.R. Hamlin Assistant Secretary

cc:	Patricia Rogers, Esq.

Richard Prins, Esq.